Annual Operating Expenses - FidelitySeriesGovernmentBondIndexFund-PRO - FidelitySeriesGovernmentBondIndexFund-PRO - Fidelity Series Government Bond Index Fund - Fidelity Series Government Bond Index Fund
Oct. 30, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none